Average Annual Total Returns - R2 R3 R4 R5 R6 Shares - SmartRetirement Blend 2060 Fund	Class R2 Past	Class R2 Life of Fund since	Class R3 Past	Class R3 Life of Fund since	Class R4 Past	Class R4 Life of Fund since	Class R5 Past	Class R5 Life of Fund since	Class R6 Past	Class R6 Life of Fund since	Class R6 Inception Date	Class R6 Return After Taxes on Distributions Past	Class R6 Return After Taxes on Distributions Life of Fund since	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Life of Fund since	S&P TARGET DATE 2060+ INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past	S&P TARGET DATE 2060+ INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund since	JPM SMARTRETIREMENT BLEND 2060 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) Past	JPM SMARTRETIREMENT BLEND 2060 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund since
Total	12.18%	10.41%	12.51%	10.70%	12.76%	10.97%	12.94%	11.15%	13.04%	11.25%	Aug. 31, 2016	12.52%	10.26%	7.86%	8.45%	13.99%	11.85%	13.30%	11.35%